Debt Financings (Details 2) (USD $)							1 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended								6 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2010 Secured Debt	Aug. 31, 2010 Secured Debt Senior secured bonds item	Jun. 30, 2012 Secured Debt Senior secured bonds	Dec. 31, 2011 Secured Debt Senior secured bonds	Jun. 30, 2012 Secured Debt Senior secured bonds Minimum	Dec. 31, 2011 Secured Debt Senior secured bonds Minimum	Jun. 30, 2012 Secured Debt Senior secured bonds Maximum	Dec. 31, 2011 Secured Debt Senior secured bonds Maximum	Aug. 31, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 31, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 31, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Jun. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary loan	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary item	Jun. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Jun. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Jun. 30, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Feb. 29, 2012 Secured Debt 2006 Credit Facility	Feb. 28, 2011 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility	Dec. 31, 2011 Secured Debt 2006 Credit Facility	Oct. 13, 2006 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jun. 30, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 05, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Prior to March 30, 2012 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Between March 30, 2012 and March 30, 2013 Non-restricted subsidiary	Jun. 30, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Jun. 30, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt							$ 3,900,000,000							$ 1,350,000,000		$ 1,275,000,000		$ 1,275,000,000
Interest rate on debt (as a percent)															6.50%		6.75%		7.125%
Number of aircraft designated as collateral							174																															54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes							2
Number of days' notice that the entity must provide for the redemption of notes (in days)										30 days	30 days	60 days	60 days
Prepayment penalty percentage										1.00%	1.00%																																	2.00%	1.00%
Amount outstanding	9,527,322,000	9,764,631,000	9,556,634,000	9,527,322,000	9,764,631,000	9,556,634,000														2,100,000,000	2,300,000,000
Interest rate at period end (as a percent)																						0.71%	0.44%	4.71%	4.71%								2.44%
Variable rate basis																										LIBOR	LIBOR								LIBOR	LIBOR										LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																				2.15%	2.15%									2.75%	2.75%	1.75%	1.75%
Net book value of the aircraft purchased																				4,100,000,000	4,200,000,000
Security deposits, overhaul rentals and rental payments related to aircraft funded	395,961,000	414,807,000	457,053,000																		415,000,000
Loan-to-value ratio (as a percent)																												50.00%	50.00%													65.00%	65.00%
Aircraft disposition amount used in calculation of restrictive covenant on the selling or transferring of aircraft																				9,900,000,000	10,100,000,000
Reduction in aircraft disposition amount per quarter																				91,400,000	91,400,000
Number of loans that can be terminated as a result of breach of restrictive covenants																				10	10
Loans that can be terminated as a result of breach of restrictive covenants																				252,400,000	268,800,000
Initial maximum borrowing capacity																																		2,500,000,000								1,300,000,000
Maximum borrowing capacity																																	456,900,000						1,500,000,000	1,500,000,000
Amount outstanding under the facility																																							1,400,000,000	1,500,000,000	1,500,000,000
Facility fees (as a percent)																																0.20%	0.20%
Prepayment of remaining outstanding amount																														456,900,000	456,900,000
Number of subsidiaries entered into loan agreement																																										1
Collateral provided, Net Book Value				$ 17,986,110,000	$ 20,036,998,000			$ 6,617,108,000	$ 6,804,212,000																																		$ 2,400,000,000
Advance rate as percentage of initial appraised value of the aircraft transferred to the SPEs																																										65.00%